EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

10.  EXPLORATION AND EVALUATION ASSETS

The DeLamar Project consists of the neighbouring DeLamar and Florida Mountain Gold and Silver Deposits, located in the heart of the historic Owyhee County mining district in south-western Idaho.

DeLamar Gold and Silver Deposit

On November 3, 2017, the Company acquired 100% of interest in Kinross DeLamar Mining Company, a wholly-owned subsidiary of Kinross Gold Corporation ("Kinross"), which owned the DeLamar Deposit for $5.9 million ("mm") in cash and the issuance of 2,218,395 common shares of the Company that is equal to 9.9% of all of the issued and outstanding shares of the Company upon closing of the October 2017 $21.3mm financing. The 2,218,395 common shares issued were valued at $3.7mm on the closing date. The Company paid $2.0mm cash at closing of the acquisition transaction and issued a $3.5mm promissory note, which was originally due in May 2019. In February 2019, the maturity date of the promissory note was extended to November 3, 2019, and the promissory note was paid in full on October 31, 2019.

That payment represents payment-in-full for all amounts owing under the promissory note agreement and all obligations under the agreement with Kinross USA Inc. have been fully performed. As a result, Kinross USA Inc. has released its security on 25% of the shares of DeLamar Mining Company.

A portion of the DeLamar Project was subject to a 2.5% NSR payable to Kinross. In December 2019, Kinross Gold USA Inc. informed DeLamar that its affiliate Kinross has entered a Royal Purchase and Sale Agreement dated December 1, 2019, whereby Kinross agreed to sell, assign, transfer, and convey to Maverix Metals (Nevada) Inc. and Maverix Metals Inc. all of Kinross' or its applicable subsidiaries' rights, titles, and interests in a portfolio of royalties, including the net smelter returns royalty governed by the Royalty Agreement. The Maverix royalty applies to more than 90% of the current DeLamar area resources, but this royalty will be reduced to 1.0% upon Maverix receiving total royalty payments of $7.4mm (CAD$10mm). Subsequent to the year ended December 31, 2022, Maverix was acquired by Triple Flag Precious Metals Corp.

Florida Mountain Gold and Silver Deposit

Integra executed in December 2017 Purchase and Sale Agreements with two private entities (Empire and Banner) to acquire patented claims in the past-producing Florida Mountain Gold and Silver Deposit ("Florida Mountain") for a total consideration of $2.0mm in cash. The Company completed the purchase of the Florida Mountain Empire claims in January 2018 and paid $1.6mm at closing. The Company completed the acquisition of the Florida Mountain Banner claims in the second quarter of 2018 and paid $0.4mm at closing.

War Eagle Gold-Silver Deposit

In December 2018, the Company has entered into an option agreement with Nevada Select Royalty Inc. ("Nevada Select"), a wholly owned subsidiary of Ely Gold Royalties Inc. ("Ely Gold") to acquire Nevada Select's interest in a State of Idaho Mineral Lease (the "State Lease") encompassing the War Eagle gold-silver Deposit ("War Eagle") situated in the DeLamar District, southwestern Idaho. Upon exercise of the option, Nevada Select will transfer its right, title and interest in the State Lease, subject to a 1.0% net smelter royalty on future production from the deposit payable to Ely Gold, to DeLamar Mining. Under the option agreement, Integra will pay Nevada Select $200,000 over a period of four years in annual payments, as per the following schedule:

  $20,000 cash at execution of the option agreement (paid in December 2018);
  $20,000 cash on the six-month anniversary (paid in June 2019);
  $30,000 cash on the one-year anniversary (paid in December 2019);
  $30,000 cash on the second anniversary (paid in December 2020);
  $30,000 cash on the third anniversary (paid in December 2021); and
  $70,000 cash on the fourth anniversary (paid in December 2022).

Integra made the final option payment in December 2022. As a result, the State Lease title was transferred to Integra subsequent to year-end. The State Lease is subject to an underlying 5.0% net smelter royalty payable to the State of Idaho.

On June 21, 2021, Gold Royalty Corp. ("GRC") and Ely Gold announced that they have entered into a definitive agreement pursuant to which GRC will acquire all of the issued and outstanding common shares of Ely Gold by way of a statutory plan of arrangement under the Business Corporations Act (British Columbia). The transaction was subsequently completed on August 23, 2021, with no impact on the option agreement the Company signed with Nevada Select. In the War Eagle Mountain District, Integra had previously acquired the Carton Claim group comprising of six patented mining claims covering 45 acres and located 750m north of the State Lease.

BlackSheep District

The Company staked a number of the BlackSheep claims in 2018. The staking was completed in early 2019.

Exploration and Evaluation Assets Summary:

Total
Balance at December 31, 2020	$56,809,632
Land acquisitions/option payments	45,000
Claim staking	3,000
Reclamation adjustment*	(424,038)
Depreciation**	(7,404)
Total	56,426,190
Advance minimum royalty (Note 16)	64,950
Balance at December 31, 2021	56,491,140
Land acquisitions/option payments	90,000
Legal	14,987
Reclamation adjustment*	(15,864,249)
Depreciation**	(7,404)
Total	40,724,474
Advance minimum royalty (Note 16)	77,450
Balance at December 31, 2022	$40,801,924
*Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 17.

**A staff house building with a carrying value of $187,150 has been included in the DeLamar property. This building is being depreciated.

The Company spent $11,989,334 in exploration and evaluation activities during the year ended December 31, 2022 (December 31, 2021 - $24,072,394; December 31, 2020 - $12,774,217).

The following tables outline the Company's exploration and evaluation expense summary for the years ended December 31, 2022, 2021, and 2020:

Exploration and Evaluation Expense Summary:

December 31, 2022	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$1,478,499	$-	$-	$-	$-	$1,478,499
Contract metallurgical drilling	657,499	-	-	-	-	657,499
Contract condemnation drilling	-	-	-	-	216,877	216,877
Contract geotech drilling	-	-	-	-	222,876	222,876
Exploration drilling - other drilling labour & related costs	1,023,359	20,952	10,779	-	-	1,055,090
Metallurgical drilling - other drilling labour & related costs	310,344	-	-	-	-	310,334
Condemnation drilling - other	-	-	-	-	307,833	307,833
drilling labour & related costs
Other exploration expenses*	-	11,159	-	2,492	891,586	905,237
Other development expenses**	-	-	-	-	1,785,321	1,785,321
Land***	282,847	50,114	1,656	20,946	223,164	578,727
Permitting	-	-	-	-	3,019,675	3,019,675
Metallurgical test work	279,682	59,640	-	-	-	339,322
Technical reports and engineering	-	-	-	-	835,591	835,591
Community engagement	-	-	-	-	276,443	276,443
Total	$4,032,230	$141,865	$12,435	$23,438	$7,779,366	$11,989,334

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

December 31, 2021	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$1,164,217	$5,089,592	$601,761	$1,071,786	$-	$7,927,356
Contract metallurgical drilling	424,819	-	-	-	-	424,819
Contract condemnation drilling	-	-	-	-	226,752	226,752
Exploration drilling - other drilling labour & related costs	762,001	2,628,087	445,944	598,134	-	4,434,166
Metallurgical drilling - other drilling labour & related costs	196,570	-	-	-	-	196,570
Condemnation drilling - other drilling labour & related costs	124,235	-	-	-	-	124,235
Other exploration expenses*	153,982	-	17,232	222,359	1,447,921	1,841,494
Other development expenses**	-	-	-	-	1,664,611	1,664,611
Land***	231,544	103,877	2,815	21,772	236,426	596,434
Permitting	-	-	-	-	4,357,412	4,357,412
Metallurgical test work	238,965	179,874	-	-	-	418,839
Technical reports and studies	-	-	-	-	1,640,468	1,640,468
Community engagement	-	-	-	-	219,238	219,238
Total	$3,296,333	$8,001,430	$1,067,752	$1,914,051	$9,792,828	$24,072,394

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

Exploration and Evaluation Expense Summary:

December 31, 2020	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$368,944	$2,310,366	$740,989	$-	$-	$3,420,299
Contract metallurgical drilling	737,431	-	-	-	-	737,431
Exploration drilling - other drilling labour & related costs	240,249	1,195,220	446,690	272,597	-	2,154,756
Metallurgical drilling - other
drilling labour & related costs	318,201	-	-	-	-	318,201
Other exploration expenses*	-	321,755	-	405,750	1,310,546	2,038,051
Other development expenses**	-	-	-	-	1,006,451	1,006,451
Land***	162,816	88,451	4,528	26,188	218,829	500,182
Permitting	-	-	-	-	1,619,696	1,619,696
Metallurgy test work	239,985	239,884	-	-	-	479,869
Technical reports and studies	-	-	-	-	327,020	327,020
Community engagement	-	-	-	-	172,261	172,261
Total	$2,066,996	$4,155,676	$1,192,207	$704,535	$4,654,803	$12,774,217

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants.

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses